Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Embedded derivatives		$ 12
Money market accounts	$ 567
Forward exchange contracts	7	9
Financial assets at fair value through earnings	574	21
Available for sale investments		33
Financial assets at fair value through other comprehensive income	23
Total assets	597	54
Liabilities
Embedded derivatives		(63)
Forward exchange contracts	(3)	(16)
Contingent consideration		(1)
Financial liabilities at fair value through earnings	(3)	(80)
Derivatives used for hedging	(305)	(246)
Total liabilities	(308)	(326)
Level 1 [member]
Assets
Available for sale investments		7
Financial assets at fair value through other comprehensive income	6
Total assets	6	7
Level 2 [member]
Assets
Embedded derivatives		12
Money market accounts	567
Forward exchange contracts	7	9
Financial assets at fair value through earnings	574	21
Available for sale investments		26
Financial assets at fair value through other comprehensive income	17
Total assets	591	47
Liabilities
Embedded derivatives		(63)
Forward exchange contracts	(3)	(16)
Financial liabilities at fair value through earnings	(3)	(79)
Derivatives used for hedging	(305)	(246)
Total liabilities	$ (308)	(325)
Level 3 [member]
Liabilities
Contingent consideration		(1)
Financial liabilities at fair value through earnings		(1)
Total liabilities		$ (1)